UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     03/31/2011

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (Check only one):     [ ] is a restatement.
               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC

Address:       1 Gorham Island, Suite 201
               Westport, CT 06880


Form 13F File Number: 28-11506

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod, IACCPSM
Title:     Chief Compliance Officer
Phone:     203-454-6925


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod, IACCPSM          Westport, CT          05/16/2011
--------------------------------      ------------------    --------------
         [Signature]                 [City, State]          [Date]


Report Type (Check one only):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:       None
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:           None
                                          ------------

Form 13F Information Table Entry Total:      37
                                          ---------

Form 13F Information Table Value Total:      $1,019,417     _
                                           -------------     -
                                            (thousands)



List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
NONE



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
ITEM 1                            ITEM 2          ITEM 3     ITEM 4         ITEM 5           ITEM 6      ITEM 7   ITEM 8
                                                                                             INVESTMENT           VOTING
                                                                            SHARES           DISCRETION           AUTHORITY
NAME                              TITLE                      FAIR           OR               SOLE                 SOLE
OF                                OF                         MARKET         PRINCIPAL  SH    SHARED               SHARED
ISSUER                            CLASS           CUSIP      VALUE          AMOUNT     PRN   OTHER       MANAGER  OTHER

ALCATEL-LUCENT                    SPN ADR         013904305     18,011,000    3100000  SH    SOLE        FINE     SOLE
AVAGO TECHNOLOGIES LTD            SHS             Y0486S104      5,598,000    180,000  SH    SOLE        FINE     SOLE
BROADCOM CORP                     CL A            111320107     40,561,000  1,030,000  SH    SOLE        FINE     SOLE
BROADSOFT INC                     COM             11133B409        952,000     20,000  SH    SOLE        FINE     SOLE
CALIX INC                         COM             13100M509      3,046,000    150,000  SH    SOLE        FINE     SOLE
CITRIX SYSTEMS INC                COM             177376100     30,853,000    420,000  SH    SOLE        FINE     SOLE
CORNING INC                       COM             219350105     11,759,000    570,000  SH    SOLE        FINE     SOLE
EMC CORP MASS                     COM             268648102      5,046,000    190,000  SH    SOLE        FINE     SOLE
ENDWAVE CORP                      COM NEW         29264A206      3,194,000  1,336,592  SH    SOLE        FINE     SOLE
EZCHIP SEMICONDUCTOR LIMITED      ORD             M4146Y108     41,088,000  1,386,001  SH    SOLE        FINE     SOLE
F5 NETWORKS INC                   COM             315616102     19,488,000    190,000  SH    SOLE        FINE     SOLE
GOOGLE INC                        CL A            38259P508     17,605,000     30,004  SH    SOLE        FINE     SOLE
INFINERA CORPORATION              COM             45667G103      5,890,000    702,000  SH    SOLE        FINE     SOLE
INTERNAP NETWORK SERVICES CORP    COM PAR $.001   45885A300      2,135,000    325,000  SH    SOLE        FINE     SOLE
INTRALINKS HOLDINGS INC           COM             46118H104      1,203,000     45,000  SH    SOLE        FINE     SOLE
ISHARES RUSSELL 2000 TRUST - PUT  COM             464287655    260,927,000  3,100,000  PUT   SOLE        FINE
LOGMEIN INC                       COM             54142L109      5,987,000    142,000  SH    SOLE        FINE     SOLE
MICROSOFT CORP                    COM             594918104     40,370,000  1,590,000  SH    SOLE        FINE     SOLE
MICROSOFT CORP - CALL             COM             594918104     76,170,000  3,000,000  CALL  SOLE        FINE
MICROSOFT CORP - CALL             COM             594918104     25,390,000  1,000,000  CALL  SOLE        FINE
NEOPHOTONICS CORPORATION          COM             64051T100      6,447,000    570,000  SH    SOLE        FINE     SOLE
NUANCE COMMUNICATIONS INC         COM             67020Y100     15,542,000    795,000  SH    SOLE        FINE     SOLE
OCZ TECHNOLOGY GROUP INC          COM             67086E303      5,022,000    620,000  SH    SOLE        FINE     SOLE
OPENTABLE INC                     COM             68372A104     11,167,000    105,000  SH    SOLE        FINE     SOLE
QLIK TECHNOLOGIES INC             COM             74733T105     48,874,000  1,879,779  SH    SOLE        FINE     SOLE
QLIK TECHNOLOGIES INC - CALL      COM             74733T105     27,300,000  1,050,000  CALL  SOLE        FINE
QLIK TECHNOLOGIES INC - CALL      COM             74733T105      3,900,000    150,000  CALL  SOLE        FINE
QUALCOMM INC                      COM             747525103     36,626,000    668,000  SH    SOLE        FINE     SOLE
RADWARE LTD                       ORD             M81873107     10,561,000    298,000  SH    SOLE        FINE     SOLE
SALESFORCE.COM INC                COM             79466L302     75,473,000    565,000  SH    SOLE        FINE     SOLE
SANDISK CORP                      COM             80004C101     12,444,000    270,000  SH    SOLE        FINE     SOLE
SOHU.COM LTD                      COM             83408W103     22,251,000    249,000  SH    SOLE        FINE     SOLE
SONUS NETWORKS INC                COM             835916107     25,812,000  6,865,000  SH    SOLE        FINE     SOLE
SUCCESSFACTORS INC                COM             864596101     41,045,000  1,050,000  SH    SOLE        FINE     SOLE
SYMANTEC CORP                     COM             871503108     14,832,000    800,000  SH    SOLE        FINE     SOLE
VIRNETX HOLDING CORP              COM             92823T108      8,113,000    407,500  SH    SOLE        FINE     SOLE
VMWARE INC                        CL A COM        928563402     38,732,000    475,000  SH    SOLE        FINE     SOLE

                                                             1,019,417,000

ENTRY TOTAL                                   37
TABLE VALUE IN THOUSANDS          $    1,019,417